Fair value measurement - Estimate of fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other financial asset
Other financial assets	$ 19,794	$ 14,189
Other financial liabilities
Derivative financial liabilities - PPA	(3,841)
Equity securities | At fair value
Other financial asset
Other financial assets	1,080	936
Equity securities | Level 1 of fair value hierarchy | At fair value
Other financial asset
Other financial assets	1,080	936
Purchase Price Agreements | At fair value
Other financial liabilities
Derivative financial assets - PPA	7,413
Derivative financial liabilities - PPA	(699)
Purchase Price Agreements | Level 2 of fair value hierarchy | At fair value
Other financial liabilities
Derivative financial assets - PPA	7,413
Derivative financial liabilities - PPA	(699)
Contingent consideration in a business combination [member] | At fair value
Other liabilities
Contingent consideration in a business combination	(1,732)	(5,838)
Contingent consideration in a business combination [member] | Level 3 of fair value hierarchy | At fair value
Other liabilities
Contingent consideration in a business combination	$ (1,732)	$ (5,838)